Share capital	12 Months Ended
Dec. 31, 2024
Share capital
Share capital

15. Share capital

[a] Authorized

The Company is authorized to issue an unlimited number of class A multiple voting shares ("Class A Multiple Voting Shares") and an unlimited number of class B subordinate voting shares ("Class B Subordinate Voting Shares"), all without par value. All shares are ranked equally regarding the Company's residual assets.

The Class B Subordinate Voting Shares are “restricted securities” within the meaning of such term under applicable Canadian securities laws, as these securities do not carry equal voting rights as compared with the Class A Multiple Voting Shares.

The holders of Class A Multiple Voting Shares are entitled to 276,660 votes per Class A Multiple Voting Share held. Class A Multiple Voting Shares are held by the Chief Executive Officer (“CEO”), President, Executive Co-Chairman of the Board and the Director and Executive Co-Chairman of the Board. The holders of Class B Subordinate Voting Shares are entitled to one (1) vote per share held.

[b]   Issued and outstanding

During the year ended December 31, 2024, the Company consolidated its Class A and Class B shares on a 65:1 basis, and the effect was applied retroactively for all comparative periods presented.

Reconciliation of the Company’s share capital is as follows, adjusted for the share consolidation:

	Class A Multiple Voting Shares		Class B Subordinate Voting Shares		Warrants
	#	$	#	$	#	$
Balance, December 31, 2021	2	151,588	622,319	152,173,089	107,028	5,137,417
Shares repurchase [a]	—	—	(30,766)	(7,523,117)	—	—
Share-based payments [b]	—	—	2,433	169,500	—	—
Share cancellation [c]	—	—	(7,768)	(1,752,090)	—	—
PSU converted to shares	—	—	6,154	191,590	—	—
Warrants expired	—	—	—	—	(7,303)	(2,995,017)
Balance, December 31, 2022	2	151,588	592,372	143,258,972	99,725	2,142,400
Plan of arrangement [d]	—	34	1	—	—	—
Shares repurchase [e]	—	—	(29,303)	(7,165,356)	—	—
Warrants issued [f]	—	—	—	—	61,154	1,372,763
PSU converted to shares [g]	—	—	41,848	1,464,000	—	—
Share options exercised [h]	—	—	323	33,247	—	—
Share-based payments [i]	—	—	555	36,000	—	—
Warrants expired [j]	—	—	—	—	(2,047)	(791,807)
Balance, December 31, 2023	2	151,622	605,796	137,626,863	158,832	2,723,356

Shares issued [k]	10	79	1,384,783	10,670,539	—	—
Shares for debt [l]	—	—	301,423	1,990,213	—	—
Warrants expired [m]	—	—	—	—	(20,770)	(286,189)
Warrants cancelled [n]	—	—	—	—	(7,692)	(439,408)
RSU converted to shares [o]	—	—	7,500	31,009	—	—
Warrants issued (p)	—	—	—	—	80,000	—
Balance, December 31, 2024	12	151,701	2,299,502	150,318,624	210,370	1,997,759

Activity during the year ended December 31, 2022

[a]	During the year ended December 31, 2022, the Company repurchased and cancelled 30,766 Class B Common Shares at prevailing market prices as part of its share repurchase program.

[b]

During the year ended December 31, 2022, the Company issued 1,648 Class B shares for services received during the period with a fair value of $120,000. The fair value was based on services received. During the year ended December 31, 2022, the Company issued 785 Class B shares for services received during the period with a fair value of $49,500. The Company determined the fair value of the services received could not be measured reliably and determined fair value based on the underlying share price on the date of issuance.

[c]	On March 29, 2022, the Company cancelled 7,768 Class B shares previously held by the former CEO following a court decision with respect to the shares issued in February 2021.

Activity during the year ended December 31, 2023

[d]

In November 2023, the Company completed the Plan of Arrangement reorganization. The Company cancelled all 2 Class A Shares of the Company and reissued 1 new Class B shares and 2 new Class A Shares. The Company cancelled all 605,795 Class B shares outstanding and reissued 605,795 new Class B shares. There was 1 previously issued Class B share that was removed due to an administrative adjustment. The Company also cancelled and reissued 94,473 FSD Pharma New Distribution Warrants. Each holder of the Company’s Class A shares, Class B shares and the FSD Pharma New Distribution Warrants was distributed a share of Celly from the Company for each Class A share, Class B share and New Distribution Warrant held. As a result, the Company issued 703,270 shares of Celly which was recognized as a deemed dividend of $8,673 with a corresponding adjustment to NCI.

[e]	The Company repurchased and canceled 29,303 Class B Subordinate Voting Shares at prevailing market prices as part of its share repurchase program.

[f]

The Company issued 61,154 warrants for consulting services with a fair value of $1,384,970. The Company recognized $1,372,763 as expense during the year ended December 31, 2023, with the remaining $12,206 to be recognized over the vesting period of certain warrants. The Company determined the fair value of the services received could not be measured reliably and determined the fair value using the Black-Scholes model.

[g]	The Company converted 41,848 PSUs to Class B Subordinate Voting Shares following the completion of the vesting condition on January 6, 2023, the filing of the MS Phase 1 IND.

[h]	323 share options were exercised with an exercise price of C$84.50 in exchange for 323 Class B Common shares.

[i]	The Company issued 555 Class B Subordinate Voting Shares for services received during the period with a fair value of $36,000.

[j]	2,047 warrants expired unexercised.

Activity during the year ended December 31, 2024:

[k]

The Company entered into an at-the-market offering agreement (the “ATM Agreement”) to sell Class B Subordinate Voting Shares, having an aggregate offering price up to $11,154,232. During the year ended December 31, 2024, the Company issued 1,384,783 common shares for gross proceeds of $11,146,731. A cash commission of $334,403 based on 3.0% of the aggregate gross proceeds, plus other trading expenses of $141,789, resulted in total share issuance costs of $476,192. The net proceeds were $10,670,539.

During the year ended December 31, 2024, the Company issued 10 Class A Multiple Voting Shares of the Company for total gross proceeds of approximately $79 (C$108).

[l]

During the year ended December 31, 2024, the Company issued a total of 53,263 Class B Subordinate Voting Shares to settle debts owing to arm’s length creditors at various prices for total fair value of $972,757. The number of shares issued include 846 RSU that were issued and converted into shares for debt.  The decrease in the payable for these creditors was based on the total fair value of the shares issued.

During the year ended December 31, 2024, the Company issued a total of 248,160 Class B Subordinate Voting Shares in lieu of a cash bonus granted to executives of the Company. The total fair value of the shares issued was $1,017,456. The fair value of the bonus was recognized under payroll expenses.

[m]	20,770 warrants expired unexercised.

[n]

On September 6, 2024, the Company cancelled an aggregate of 7,692 warrants with an exercise price of C$97.50 to purchase Class B Subordinate Voting Shares, which were previously granted to a board member.

[o]

On September 6, 2024, the Company granted 7,500 RSUs to an arm’s length party with a price of $4.13 per unit for a total value of $31,009 based on the share price at the date of issuance. The total amount was recognized as share-based compensation expense as the RSUs vested immediately upon issuance and 7,500 Class B Subordinate Voting Shares were issued for the same value.

[p]	On December 13, 2024, 80,000 warrants of the Company were issued as part of the issuance of Debentures (Note 14).

The changes in the number of warrants outstanding during the years ended December 31, 2024, 2023 and 2022 were as follows:

	Number of warrants	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2021	107,028	357.52
Expired	(7,303)	555.17
Outstanding as at December 31, 2022	99,725	355.95
Issued	61,154	295.75
Expired	(2,047)	260.65
Outstanding as at December 31, 2023	158,832	328.30

Issued	80,000	7.00
Cancelled	(7,692)	97.50
Expired	(20,770)	305.41
Outstanding as at December 31, 2024	210,370	250.33

Measurement of fair values

During the year ended December 31, 2024, 80,000 warrants of the Company were issued in connection with the issuance of convertible debentures, exercisable until December 13, 2029 (Note 14). The warrants are classified as derivative liabilities (Note 12b).

The fair value of the warrants issued during the years ending December 31, 2023, under equity, was estimated at the date of grant using the Black-Scholes option pricing model with the following inputs:

2023
Grant date share price	C$93.60 - C$148.85
Exercise price	C$97.50 - C$703.30
Expected dividend yield	—
Risk free interest rate	3.08% - 4.26%
Expected life	0.75 - 5 years
Expected volatility	64% - 109%

The following table is a summary of the Company’s warrants outstanding as at December 31, 2024:

		Exercise price	Number outstanding
Expiry Date		C$	#
February 27, 2025	(i)	163.67	6,154
February 27, 2025	(i)	374.10	6,154
February 27, 2025	(i)	748.20	3,077
May 15, 2025		97.50	577
May 15, 2025		195.00	577
May 23, 2025		97.50	769
March 24, 2025	(i)	166.19	6,154
March 24, 2025	(i)	385.61	6,154
March 24, 2025	(i)	782.73	3,077
May 4, 2025		1,737.65	57
May 10, 2025		1,737.65	29
May 17, 2025		1,737.65	57
May 31, 2025		1,737.65	29
June 8, 2025		627.25	23,077
August 6, 2025	(i)	602.65	21,249
October 20, 2025	(i)	357.19	53,147
January 16, 2026		1,737.65	26
January 20, 2026		1,737.65	6
December 13, 2029		7.00	80,000
		250.33	210,370

(i) Warrants were issued in US$

The following table is a summary of the Company’s warrants outstanding as at December 31, 2023:

	Exercise price	Number outstanding
Expiry Date	C$	#
March 14, 2024 (i)	159.04	3,077
March 14, 2024 (i)	366.23	1,538
March 14, 2024 (i)	687.75	3,077
March 30, 2024 (i)	128.95	4,615
March 30, 2024 (i)	257.91	3,846
March 30, 2024 (i)	386.86	3,846
May 24, 2024 (i)	128.95	769
February 27, 2025 (i)	150.45	6,154
February 27, 2025 (i)	343.88	6,154
February 27, 2025 (i)	687.75	3,077
March 15, 2025	97.50	577
March 15, 2025	195.00	577
March 23, 2025	97.50	769
March 24, 2025 (i)	150.45	6,154
March 24, 2025 (i)	343.88	6,154
March 24, 2025 (i)	687.75	3,077
Sunday, May 4, 2025	1,737.65	57
Saturday, May 10, 2025	1,737.65	30
Saturday, May 17, 2025	1,737.65	57
Saturday, May 31, 2025	1,737.65	30
Sunday, June 8, 2025	627.25	23,077
August 6, 2025 (i)	366.23	21,249
October 20, 2025 (i)	223.52	53,147
Friday, January 16, 2026	1,737.65	26
Tuesday, January 20, 2026	1,737.65	6
May 15, 2028	97.50	7,692
	328.32	158,832

(i) Warrants were issued in US$

The following table is a summary of the Company’s warrants outstanding as at December 31, 2022:

		Exercise price	Number outstanding
Expiry Date		C$	#
May 20, 2023		1,045.20	112
June 23, 2023		162.50	1,538
July 24, 2023		849.23	52
September 11, 2023		352.76	344
May 4, 2025		1,737.65	58
May 10, 2025		1,737.65	29
May 17, 2025		1,737.65	58
May 31, 2025		1,737.65	29
June 8, 2025		627.25	23,077
August 6, 2025	(i)	375.03	21,249
October 20, 2025	(i)	228.89	53,147
January 16, 2026		1,737.65	26
January 20, 2026		1,737.65	6
		355.95	99,725

(i) Warrants were issued in US$